Note 15 - Discontinued Operations - Discontinued Operations (Details) - CAD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Cash and cash equivalents	$ 20,006	$ 26,093	$ 2,531	$ 9,927
Current trade and other receivables	372,530	403,907
Income taxes recoverable	7,067	6,641
Other current assets	143,857	203,270
Total current assets	611,191	686,767
Property and equipment	23,903	28,794
Intangible assets	362,389	370,958
ASSETS CLASSIFIED AS HELD FOR SALE	3,402	7,611
Trade and other payables, carrying amount	559,441	685,665
LIABILITIES CLASSIFIED AS HELD FOR SALE	2,198	4,906
Disposition of businesses in Germany, Ireland, and Japan [member] | Discontinued operations [member]
Statement Line Items [Line Items]
Cash and cash equivalents	1,222	898
Current trade and other receivables	997	4,978
Income taxes recoverable	12	12
Other current assets	599	1,140
Total current assets	2,830	7,028
Property and equipment	37	38
Intangible assets	535	545
ASSETS CLASSIFIED AS HELD FOR SALE	3,402	7,611
Trade and other payables, carrying amount	2,117	4,823
Deferred revenue	81	83
LIABILITIES CLASSIFIED AS HELD FOR SALE	$ 2,198	$ 4,906